UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3632

DWS Tax Free Trust (formerly Scudder Tax Free Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

(formerly Scudder Intermediate Tax/AMT Free Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.7%
Alabama 0.5%
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	3,250,000	3,342,820
Lauderdale & Florence Counties, AL, Public Hospital Board Revenue, ETM, 7.0%, 7/1/2007	75,000	76,970
West Jefferson, AL, Amusement & Public Park Authority, Visionland Alabama Project, Prerefunded, 7.5%, 12/1/2008	395,000	411,942

		3,831,732
Alaska 0.8%
Anchorage, AK, General Obligation:
Series A, 5.5%, 6/1/2017 (b)	3,035,000	3,353,220
Series B, Prerefunded, 5.875%, 12/1/2014 (b)	365,000	402,135
North Slope Boro, AK, Capital Appreciation:
Series A, Zero Coupon, 6/30/2006 (b)	2,000,000	1,977,480
Series A, Prerefunded, Zero Coupon, 6/30/2006 (b)	50,000	49,447

		5,782,282
Arizona 2.3%
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (b)	215,000	224,894
Arizona, School District General Obligation, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (b)	2,500,000	2,751,650
5.5%, 7/1/2014	4,000,000	4,373,240
Arizona, School Facilities Board Revenue, State School Trust, Series A, 5.75%, 7/1/2015 (b)	3,500,000	3,977,120
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,149,250
Yuma, AZ, Industrial Development Authority, Multi-Family Mortgage Regency Apartments, Series A, 5.4%, 12/20/2017	1,255,000	1,259,343

		16,735,497
Arkansas 0.0%
Drew County, AR, Public Facilities Board, Single Family Mortgage, Series A-2, 7.9%, 8/1/2011	31,328	31,731
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	110,000	123,782
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B, 7.75%, 9/1/2011	24,415	24,833

		180,346
California 15.8%
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	11,102,800
California, Electric Revenue, Central Valley Financing Authority, Cogeneration Project, Carson Ice-General Project, 6.0%, 7/1/2009	20,000	20,135
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	7,000,000	7,947,940
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	11,107,000
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,224,432
California, Infrastructure & Economic Development Bank Revenue, Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (b)	7,000,000	7,570,780
California, State General Obligation:

5.0%, 2/1/2012	625,000	647,131
5.0%, 2/1/2013	550,000	585,008
5.0%, 10/1/2016	3,000,000	3,174,000
5.25%, 2/1/2007	275,000	279,540
5.25%, 2/1/2018	5,000,000	5,426,350
6.0%, 4/1/2018	1,700,000	2,001,002
6.3%, 9/1/2011	250,000	282,628
6.75%, 3/1/2007	500,000	516,250
6.75%, 8/1/2011	200,000	230,066
7.2%, 5/1/2008	50,000	53,826
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (b)	3,000,000	3,274,890
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	105,000	115,140
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, ETM, 7.05%, 1/1/2009	7,275,000	8,001,481
Fresno, CA, Multi-Family Housing Revenue, Woodlands Apartments Project, Series A, 6.65%, 5/20/2008	185,000	189,022
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza Project, Series A, 7.4%, 6/15/2010	1,425,000	1,460,810
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019 (b)	6,340,000	6,866,030
Series A, 5.0%, 9/1/2020 (b)	5,915,000	6,386,307
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,446,760
Los Angeles, CA, Unified School District, Series A-2, 5.0%, 7/1/2019 (b)	10,000,000	10,817,200
San Bernardino, CA, State General Obligation, City Unified School District, 5.0%, 8/1/2016 (b)	2,615,000	2,836,020
San Diego County, CA, Certificates of Participation, Edgemoor Project & Regional System, 5.0%, 2/1/2017 (b)	2,335,000	2,516,920
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	664,117
San Mateo, CA, State General Obligation, Union High School District, 5.0%, 9/1/2016 (b)	2,150,000	2,336,383
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,879,803
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	35,000	35,882

		114,995,653
Colorado 1.8%
Aurora, CO, Centretech Metropolitan District, Series C, 4.875%, 12/1/2028, BNP Paribas (a)	1,280,000	1,311,821
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	15,000	15,079
Boulder County, CO, Community Hospital Project Revenue, ETM, 7.0%, 7/1/2009	115,000	121,445
Colorado, Health Facilities Authority Revenue, Weld County General Hospital Project, ETM, 9.375%, 7/1/2009	100,000	109,913
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	425,000	425,480
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	110,000	111,793
Series B-3, 6.55%, 5/1/2025	129,000	129,743
Colorado, Transportation/Tolls Revenue, Regional Transportation District Sales Tax, Series B, 5.5%, 11/1/2016 (b)	5,000,000	5,550,200
Denver City & County, CO, Single Family Mortgage Revenue Home, Metro Mayors Caucus, Series C, 5.0%, 11/1/2015	10,000	10,023
Interlocken Metropolitan District, CO, General Obligation, Series A, 5.75%, 12/15/2019 (b)	2,200,000	2,360,820
Jefferson County, CO, General Obligation, School District No. R-001, 5.0%, 12/15/2016 (b)	3,000,000	3,251,970

		13,398,287
Connecticut 0.9%
Connecticut, Hospital & Healthcare Revenue, Windham Community Memorial Hospital, Series C, 5.75%, 7/1/2011	2,000,000	2,020,400
Connecticut, State General Obligation, Series A, 5.375%, 4/15/2016	4,000,000	4,392,600

		6,413,000

Delaware 0.0%
Delaware, Economic Development Authority, Peninsula United, Series A, 6.0%, 5/1/2009	35,000	36,171
Wilmington, DE, Park Authority, Series B, ETM, 7.15%, 8/1/2006	50,000	50,084

		86,255
District of Columbia 0.6%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,169,781
Florida 1.1%
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded, 6.875%, 9/1/2008	135,000	137,168
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, 5.75%, 5/1/2021 (b)	4,500,000	5,102,775
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	310,000	324,486
Gainesville, FL, Utilities Systems Revenue, ETM, 6.3%, 10/1/2006	50,000	50,183
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series B, 5.125%, 10/1/2017 (b)	1,250,000	1,273,587
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	555,000	608,086
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	193,701

		7,689,986
Georgia 2.7%
Athens, GA, Water & Sewer Revenue, ETM, 6.2%, 7/1/2008	425,000	446,102
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,092,820
Forsyth County, GA, School District General Obligation, 6.0%, 2/1/2014	1,000,000	1,108,440
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,259,390
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	6,096,346
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
6.2%, 10/1/2009	1,070,000	1,118,257
Prerefunded, 6.5%, 10/1/2013	800,000	886,536

		20,007,891
Hawaii 1.5%
Hawaii, Housing & Community Development, Multi-Family Revenue, Sunset Villas:
5.7%, 7/20/2031	1,090,000	1,146,963
5.75%, 1/20/2036	2,395,000	2,525,336
Hawaii, State General Obligation, Series CI, 4.75%, 11/1/2008	7,050,000	7,271,934

		10,944,233
Illinois 7.7%
Belleville St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	50,000	53,973
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	951,192
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	8,455,125
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,033,100
Des Plaines, IL, Hospital Facility, Holy Family Hospital:
ETM, 7.0%, 1/1/2007	30,000	30,774
ETM, 7.0%, 1/1/2007 (b)	70,000	71,806
Du Page County, IL, Special Services Area No.11, 6.75%, 1/1/2014	740,000	836,407
Du Page County, IL, Special Services Area No.26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	66,902
5.15%, 1/1/2014	65,000	67,196
5.25%, 1/1/2007	45,000	45,494
5.25%, 1/1/2008	50,000	51,127
5.25%, 1/1/2009	50,000	51,558
5.25%, 1/1/2010	55,000	57,254
5.25%, 1/1/2016	150,000	154,896

5.375%, 1/1/2011	60,000	63,124
5.5%, 1/1/2012	35,000	37,082
5.5%, 1/1/2019	255,000	263,917
5.75%, 1/1/2022	300,000	308,424
Granite City, IL, Hospital Facilities Revenue, ETM, 7.0%, 1/1/2008	65,000	67,664
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2006	8,500,000	8,420,270
Illinois, Development Finance Authority, Section 8, Series A, 5.2%, 7/1/2008 (b)	25,000	25,318
Illinois, Educational Facilities Authority Revenues, Augustana College:
4.6%, 10/1/2008	135,000	137,253
Prerefunded, 5.0%, 10/1/2013	280,000	289,573
Illinois, Health Facilities Authority, Michael Reese Hospital & Medical Center, ETM, 6.75%, 12/1/2008	140,000	147,319
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	240,000	242,482
Illinois, Housing Development Authority, Multi-Family Program, Series 3, 6.05%, 9/1/2010	130,000	130,177
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,433,816
Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, 5.0%, 1/1/2015 (b)	9,030,000	9,261,800
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project:
Series A, 5.55%, 11/1/2006	60,000	60,367
Series A, 6.15%, 11/1/2022	1,385,000	1,423,198
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	2,848,350
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	2,815,960
Silvas, IL, Mortgage Revenue:
Series A, 4.9%, 8/1/2011	795,000	835,927
Series A, 5.2%, 8/1/2017	1,285,000	1,347,734
University of Illinois, Higher Education Revenue, AuxiIiary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,330,380
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,030,078
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, 5.65%, 12/20/2032	1,510,000	1,558,290

		56,005,307
Indiana 2.2%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017	1,250,000	1,288,525
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014	2,000,000	2,001,680
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	3,000,000	3,309,270
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	9,289,040

		15,888,515
Iowa 0.3%
Iowa, Hospital & Healthcare Revenue, Finance Authority, 6.5%, 2/15/2007	2,000,000	2,050,980
Kansas 0.4%
Johnson County, KS, School District General Obligation, Unified School District No.231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,460,004
McPherson, KS, Electric Utility Revenue, Prerefunded, ETM, 5.9%, 3/1/2007	800,000	816,368

		3,276,372
Kentucky 0.3%
Kentucky, State Revenue Lease, State Property and Buildings Commission Revenue, Project No.68, Prerefunded, 5.75%, 10/1/2012	2,000,000	2,187,060
Kentucky, Turnpike Authority, Recovery Road Revenue:
ETM, 6.125%, 7/1/2007	202,000	206,038
ETM, 6.625%, 7/1/2008	115,000	119,409

		2,512,507

Louisiana 1.5%
Iberia, LA, Single Family Mortgage Revenue, 7.375%, 1/1/2011	20,000	20,174
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,516,413
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	210,000	224,847
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,664,000	4,039,853
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (b)	1,270,000	1,310,005
Tensas Parish County, LA, General Obligation, Prerefunded, 7.0%, 9/1/2018	1,690,000	1,788,916

		10,900,208
Maryland 0.1%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	450,000	464,441
Massachusetts 1.0%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018	475,000	517,023
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	92,085
Massachusetts, Bay Transportation Authority, Mass Revenue, Prerefunded, Series A, 5.75%, 7/1/2015	915,000	997,789
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	310,000	318,237
Massachusetts, Health & Educational Authority, Beth Israel Hospital, ETM, 5.75%, 7/1/2006	5,000	5,041
Massachusetts, Industrial Finance Agency, Higher Education, Hampshire College Project, Prerefunded, 5.8%, 10/1/2017	1,655,000	1,740,332
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,129,760
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,023
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	2,525,000	2,543,559

		7,353,849
Michigan 4.3%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	3,295,300
Detroit, MI, Core City General Obligation:
Series B, 5.875%, 4/1/2013 (b)	2,410,000	2,643,866
Series B, 5.875%, 4/1/2014 (b)	2,555,000	2,802,937
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	2,173,740
Hartland, MI, School District General Obligation, 5.375%, 5/1/2014	3,295,000	3,554,053
Michigan, Higher Education Facility Authority Revenue, Thomas M. Colley Law School, 5.35%, 5/1/2015, First of America Bank (a)	1,200,000	1,247,988
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	130,000	133,765
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (b)	3,000,000	3,231,840
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,294,312
Petoskey, MI, Hospital Finance Authority, ETM, 6.7%, 3/1/2007	110,000	111,555
Romulus Township, MI, School District, Series II, Prerefunded, Zero Coupon, 5/1/2022 (b)	12,400,000	4,373,604
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	150,000	163,880

		31,026,840
Minnesota 0.3%
Minnesota, White Earth Band of Chippewa Indians Revenue, Series A, 144A, 7.0%, 12/1/2011 (b)	2,000,000	2,160,540
Rochester, MN, Saint Mary's Hospital, ETM, 5.75%, 10/1/2007	130,000	132,752

		2,293,292
Mississippi 1.1%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	440,000	444,145

Lee County, MS, Hospital Systems Revenue, North Mississippi Medical Center Project, ETM, 6.8%, 10/1/2007	215,000	221,658
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,345,000	1,407,731
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,695,000	2,793,260
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,125,773

		7,992,567
Missouri 1.2%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpath Assisted Living, Series A, 5.25%, 12/20/2019	155,000	164,261
Missouri, Development Financial Board, Recreation Facilities Revenue, YMCA, Greater St. Louis, Series A, 4.75%, 9/1/2007, Bank of America NA (a)	170,000	172,963
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,646,624
Missouri, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	3,928,660
Springfield, MO, Law Enforcement Communication, Certificate of Participation, 5.5%, 6/1/2010	60,000	64,196
St. Louis, MO, Land Clearance Redevelopment Authority, Westminster Place Apartments, Series A, 5.95%, 7/1/2022	450,000	456,300

		8,433,004
Montana 0.0%
Missoula County, MT, Hospital Revenue, ETM, 7.125%, 6/1/2007 (b)	127,000	130,160
Nebraska 0.3%
Nebraska, Investment Finance Authority, Multi-Family Housing, Tara Hills Villa, 4.875%, 1/1/2008	430,000	437,972
Omaha, NE, School District General Obligation, Series A, 6.5%, 12/1/2013	1,500,000	1,780,680

		2,218,652
Nevada 0.0%
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	125,000	125,916
Series C-1, 5.45%, 4/1/2010	45,000	45,426
Nevada, Housing Division, Single Family Program, Series B-1, 6.2%, 10/1/2015	100,000	100,152

		271,494
New Hampshire 0.2%
Manchester, NH, Housing & Redevelopment Revenue Authority:
4.85%, 1/1/2007	130,000	131,227
4.9%, 1/1/2008	145,000	147,844
5.55%, 1/1/2018	185,000	192,827
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	1,145,000	1,156,336

		1,628,234
New Jersey 4.3%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.0%, 6/15/2013 (b)	5,000,000	5,362,150
5.375%, 6/15/2014	2,280,000	2,471,725
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,531,561
Series I, 5.25%, 9/1/2024	2,000,000	2,218,040
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	158,950
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,535,850

New Jersey, State Transport Trust Fund Authority, Transportation System, Series A, 5.25%, 12/15/2014 (b)	2,790,000	3,076,142
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, Prerefunded, ETM, 6.5%, 6/15/2011 (b)	85,000	96,905
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants:
Series B, 5.75%, 9/15/2013 (b)	2,760,000	3,019,882
Series B, 6.0%, 9/15/2015 (b)	500,000	552,295
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden State Parkway, 5.5%, 1/1/2014 (b)	2,630,000	2,948,598
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue, ETM, 6.875%, 12/1/2008	25,000	26,199

		30,998,297
New Mexico 0.2%
Bernalillo County, NM, Multi-Family Revenue, Sunchase Apartments, Series A, 4.6%, 11/1/2025	1,130,000	1,132,034
New Mexico, Mortgage Finance Authority, Single-Family Mortgage Program:
Series F-3, 5.5%, 7/1/2017	65,000	67,256
Series F-3, 5.6%, 7/1/2028	145,000	149,046

		1,348,336
New York 11.0%
East Rochester, NY, Housing Authority Revenue, St. Johns Meadow, Series A, 5.125%, 8/1/2018	600,000	617,862
New York, Dormitory Authority, Lease Revenue, Court Facilities:
Series A, 5.25%, 5/15/2011	1,240,000	1,328,486
Series A, 5.75%, 5/15/2014	3,715,000	4,128,479
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	795,000	812,744
6.1%, 8/1/2041 (b)	1,000,000	1,125,670
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (b)	450,000	469,197
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,630,350
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2015	3,365,000	3,718,628
New York, State Dormitory Authority Revenue, State University Educational Facilities: 5.0%, 5/15/2010	250,000	259,438
Prerefunded, 5.0%, 5/15/2010	50,000	52,143
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2017 (b)	1,330,000	1,438,807
New York, State General Obligation Lease, Metropolitan Transportation Authority, Transit Facilities Revenue, Series O, ETM, 5.75%, 7/1/2007	1,975,000	2,036,976
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,553,920
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Project, 5.5%, 4/1/2011 (b)	2,500,000	2,714,175
New York, Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.25%, 1/1/2010	225,000	243,398
New York, NY, City Transitional Finance Authority, Series A-1, 5.0%, 11/1/2014	4,000,000	4,356,320
New York, NY, Core City General Obligation:
Series B, 5.75%, 8/1/2015	5,000,000	5,550,150
Series I, 6.25%, 4/15/2006	1,000,000	1,003,680
New York, NY, General Obligation:
Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,393,280
Series A, 5.5%, 8/1/2014	10,000,000	10,990,800
Prerefunded, Series G, ETM, 6.75%, 2/1/2009	255,000	278,452
Series G, 6.75%, 2/1/2009	4,745,000	5,154,209
Series B, 7.25%, 8/15/2007	2,900,000	3,053,081
New York, NY, Industrial Development Agency, College of Aeronautics Project, 5.2%, 5/1/2009	205,000	210,869
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp, Series A-1, 5.5%, 6/1/2018	10,000,000	10,912,200

Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, Marine Midland Bank (a)	600,000	616,326
Onondaga County, NY, Industrial Development Agency Revenue, Civic Facilities Revenue, Lemoyne College Project, Series A, 5.0%, 3/1/2007	180,000	182,264
Syracuse, NY, Housing Authority, Lorretto Rest Homes, Series A, 5.0%, 8/1/2007	165,000	166,482

		79,998,386
North Carolina 0.9%
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,080,560
North Carolina, Electric Revenue, Power Agency No.1 Catawba Electric, 7.25%, 1/1/2007 (b)	5,000,000	5,155,250
North Wilkesboro, NC, Housing Development Corp., Multi-Family Revenue, Wilkes Tower, Series A, 6.35%, 10/1/2022	200,000	203,658
Wake County, NC, Hospital Revenue, ETM, 6.25%, 1/1/2008	90,000	92,762

		6,532,230
North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,303,338
Ohio 1.2%
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services:
5.15%, 7/1/2007	1,000,000	1,014,370
5.4%, 7/1/2010	750,000	776,122
Lucas-Palmer Housing Development Corp., OH, Mortgage Revenue, Palmer Gardens Section 8, Series A, 5.9%, 7/1/2007 (b)	60,000	60,831
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	755,000	756,253
Ohio, Higher Education Revenue, University of Findlay Project, 5.75%, 9/1/2007	375,000	379,567
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,244,983
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,581,530
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	35,000	35,688
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place Retirement Center Project, 5.15%, 7/1/2009	40,000	40,693
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	894,914
5.35%, 7/20/2023	940,000	989,294

		8,774,245
Oklahoma 0.3%
Grand River, OK, Dam Authority Revenue, ETM, 6.25%, 11/1/2008	220,000	225,896
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 5.75%, 8/15/2006	55,000	55,552
Oklahoma, Housing Finance Agency, Multi-Family Housing, Northpark & Meadowlane Project, 5.1%, 12/1/2007	210,000	214,078
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,550,670

		2,046,196
Oregon 1.7%
Cow Creek Bank, OR, Umpqua Tribe of Indians, Series B, 144A, 5.1%, 7/1/2012 (b)	730,000	733,635
Oregon, Department Transportation Highway, User Tax Revenue, Series A, 5.25%, 11/15/2015	3,000,000	3,312,930
Oregon, Sales & Special Tax Revenue, Department Administrative Services, Lottery Revenue, Series B, 5.75%, 4/1/2013 (b)	4,000,000	4,296,720
Washington & Clackamas Counties, OR, School District General Obligation, 5.375%, 6/15/2017 (b)	4,000,000	4,393,560

		12,736,845
Pennsylvania 4.8%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,681,725
Allegheny County, PA, Residential Finance Authority, Single Family Mortgage, Series CC-2, 5.2%, 5/1/2017	110,000	114,538

Beaver County, PA, Industrial Development Authority, Health Care Revenue, Providence Project, Series C, 4.85%, 5/20/2010	1,160,000	1,183,455
Berks County, PA, Redevelopment Authority, Multi-Family Revenue, Woodgate Associate Project, Series A, 5.15%, 1/1/2019	1,610,000	1,633,603
Chester County, PA, Health & Education Facility, Immaculata College:
5.0%, 10/15/2006	265,000	265,082
5.0%, 10/15/2007	310,000	310,074
5.1%, 10/15/2008	120,000	120,035
5.125%, 10/15/2009	230,000	230,051
5.3%, 10/15/2011	280,000	280,064
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014	4,200,000	4,417,476
Delaware County, PA, Housing Authority, Dunwood Village Project, 6.125%, 4/1/2020	100,000	106,256
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	815,360
Erie, PA, Higher Education Building Authority, Mercyhurst College Project:
5.75%, 3/15/2012	110,000	112,253
5.85%, 3/15/2017	325,000	331,016
Fayette County, PA, Hospital Authority, Uniontown Hospital, 5.45%, 6/15/2007 (b)	340,000	348,667
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	70,000	74,437
Mount Lebanon, PA, Hospital Authority, ETM, 7.0%, 7/1/2006	10,000	10,103
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,087,410
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	80,000	86,583
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority, Ursinus College Project, 5.5%, 1/1/2007	265,000	269,600
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	842,520
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation:
Series A, 5.4%, 11/15/2007 (b)	350,000	360,132
Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,502,635
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	335,000	336,899
Pennsylvania, Higher Educational Facility, University of the Arts:
4.85%, 3/15/2006 (b)	200,000	200,120
5.1%, 3/15/2009 (b)	230,000	230,262
Pennsylvania, State General Obligation, Series First, 6.0%, 1/15/2013	5,500,000	6,043,345
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,766,194
Philadelphia, PA, Industrial Development Authority, Elmira Jefferies Memorial Home, Series A, 4.75%, 2/1/2008	125,000	126,285
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	375,000	375,499
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	680,000	694,253
Philadelphia, PA, School District General Obligation:
Series C, 5.75%, 3/1/2011 (b)	500,000	541,695
Series C, 5.875%, 3/1/2013 (b)	1,000,000	1,088,020
Scranton and Lackawanna, PA, Hospital & Healthcare Revenue, Health and Welfare Authority, Community Medical Center Project, 5.5%, 7/1/2008 (b)	2,725,000	2,845,118
Scranton-Lackawanna Counties, PA, University of Scranton Project, 5.15%, 11/1/2011 (b)	250,000	256,540
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	885,000	915,692

		34,602,997
Puerto Rico 0.8%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (b)	5,000,000	5,637,650
South Carolina 1.6%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	2,680,000	2,968,100

South Carolina, Housing Finance & Development Authority, Westbury Plantation, Series A, 6.05%, 7/1/2027	295,000	295,330
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	4,044,971
5.375%, 6/1/2016 (b)	3,900,000	4,251,039

		11,559,440
Tennessee 2.3%
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	190,000	208,837
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,667,426
Memphis and Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, 5.5%, 11/1/2015 (b)	3,545,000	3,914,743
Memphis, TN, Health, Education & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, Series A, 5.4%, 7/1/2010 (b)	465,000	479,587
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Home, Inc. Project, Series A, Prerefunded, 9.0%, 10/1/2022	170,000	191,522
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Modal Health, 5.5%, 5/1/2023 (b)	550,000	575,388
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Open Arms Care Corp., 5.1%, 8/1/2016 (b)	1,000,000	1,023,870
Nashville & Davidson Counties, TN, Multi-Family Housing, Welch Bend Apartments, Series A, 5.5%, 1/1/2027	1,600,000	1,621,040
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,624,781
Shelby County, TN, Health Educational & Housing Facility Board, Methodist Health Systems, 5.2%, 8/1/2013 (b)	1,205,000	1,253,248
Shelby County, TN, Public Improvements, General Obligation, Series B, 5.25%, 11/1/2006	10,000	10,127

		16,570,569
Texas 12.8%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (b)	5,775,000	5,053,645
Austin, TX, Water & Sewer Revenue, 5.75%, 5/15/2014 (b)	2,800,000	3,040,100
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opprtunity Housing, Series A, 5.8%, 1/1/2031 (b)	200,000	210,200
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (b)	6,500,000	7,343,765
Bryan, TX, Higher Education Authority, Educational Facilities Revenue, Allen Academy Project:
Series A, ETM, 144A, 6.5%, 12/1/2006	35,000	35,621
Series A, Prerefunded, 144A, 7.3%, 12/1/2016	1,315,000	1,374,201
Del Rio, TX, General Obligation:
5.55%, 4/1/2011 (b)	45,000	46,867
5.65%, 4/1/2013 (b)	95,000	99,131
5.75%, 4/1/2016 (b)	45,000	47,047
5.75%, 4/1/2017 (b)	185,000	193,414
6.5%, 4/1/2010 (b)	95,000	100,726
7.5%, 4/1/2008 (b)	95,000	101,989
7.5%, 4/1/2009 (b)	145,000	156,609
Denison, TX, Hospital & Healthcare Revenue, Texoma Medical Center, Inc. Project, 6.125%, 8/15/2012	1,000,000	1,042,380
Denison, TX, Hospital Authority, Texoma Medical Center, ETM, 7.125%, 7/1/2008	50,000	52,218
Grand Prairie, TX, Metropolitan Utilities, Water & Sewer Revenue, 6.5%, 4/1/2012 (b)	1,000,000	1,024,300
Houston, TX, Sewer Systems Revenue, ETM, 6.375%, 10/1/2008	175,000	181,692
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	9,003,967
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,118,870
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,882,100
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	375,000	395,659

Lewisville, TX, Combination Contract Revenue, General Obligation, 144A, 5.625%, 9/1/2017 (b)	3,545,000	3,744,300
North East, TX, School District, General Obligation, 6.0%, 2/1/2015	4,575,000	4,989,495
Northeast, TX, Hospital Authority Revenue, ETM, 8.0%, 7/1/2008	280,000	295,411
Northern, TX, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,915,485
Northside, TX, Independent School District, General Obligation, 5.0%, 2/15/2015	2,160,000	2,327,422
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%, 11/1/2011	133,454	133,553
Plano, TX, Independent School District: 5.25%, 2/15/2014	1,570,000	1,683,746
Prerefunded, 5.25%, 2/15/2014	3,055,000	3,285,103
Robstown, TX, Electric Light & Power Revenue, 6.0%, 12/1/2006	100,000	100,548
Tarrant County, TX, Health Facility, South Central Nursing, Series A, 6.0%, 1/1/2037 (b)	125,000	134,870
Tarrant County, TX, Housing Finance Corp., Multi-Family Housing, Summit Project, Series A, 5.08%, 9/1/2027	1,510,000	1,518,471
Texarkana, TX, Housing Finance Corp., Summerhill, Series A, 144A, 5.55%, 1/20/2007	35,000	35,078
Texas, Department Housing & Community Affairs, Single Family Revenue, Series E, 6.0%, 9/1/2017 (b)	605,000	628,413
Texas, Electric Revenue, Lower Colorado River Authority, Series A, 5.875%, 5/15/2014 (b)	2,500,000	2,693,300
Texas, Municipal Power Agency Revenue:
ETM, Zero Coupon, 9/1/2007 (b)	7,788,000	7,396,341
Prerefunded, ETM, Zero Coupon, 9/1/2007 (b)	597,000	567,293
Zero Coupon, 9/1/2014 (b)	40,000	28,431
ETM, Zero Coupon, 9/1/2014 (b)	1,760,000	1,252,011
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,080,221
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,471,849
Series A, 5.75%, 7/15/2013	3,000,000	3,228,480
Series B, 5.75%, 7/15/2014	3,555,000	3,825,749
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2007 (b)	2,000,000	2,073,260
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,078,110
Series A, 6.25%, 11/15/2013 (b)	5,000,000	5,505,750
Waxahachie, TX, Independent School District, Prerefunded, ETM, Zero Coupon, 8/15/2009	150,000	132,674
Waxahachie, TX, School District General Obligation, Independent School District, Zero Coupon, 8/15/2009	250,000	220,747

		92,850,612
Utah 1.5%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	800,000	834,456
Provo City, UT, Housing Authority, Multi-Family Housing, Lookout Pointe Apartments, 6.0%, 7/20/2008	150,000	152,643
Salt Lake & Sandy, UT, Metropolitan Water District, Water Revenue:
5.0%, 7/1/2016 (b)	2,020,000	2,178,328
5.0%, 7/1/2017 (b)	2,455,000	2,640,156
Utah, Electric Revenue, Intermountain Power Agency, Series B, ETM, 6.25%, 7/1/2006 (b)	5,060,000	5,110,144
Utah, Housing Finance Agency, Single Family Mortgage, Series F-1, Class I, 5.5%, 7/1/2016	55,000	55,257
Utah, Housing Finance Agency, Sub-Single Family Mortgage, Series F-1, 5.85%, 7/1/2007 (b)	5,000	5,022

		10,976,006
Vermont 0.2%
Vermont, Education & Health Building Finance Authority, Norwich University Project:
5.0%, 7/1/2006	275,000	276,103
5.0%, 7/1/2007	310,000	314,644
5.75%, 7/1/2013	525,000	548,058

		1,138,805

Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	2,065,980
Virginia 0.4%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	770,000	801,039
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	1,735,000	1,937,839
Suffolk, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (b)	150,000	150,930

		2,889,808
Washington 2.2%
Douglas County, WA, School District General Obligation, School District No.206, Eastmont, 5.75%, 12/1/2013 (b)	2,000,000	2,199,580
King and Snohomish Counties, WA, County General Obligation, 5.75%, 12/1/2015 (b)	8,000,000	8,949,920
Quinault Indian Nation, WA, Entertainment Revenue, Quinault Beach, Series A, 5.8%, 12/1/2015 (b)	300,000	315,303
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2:
Series A, 5.8%, 7/1/2007	2,120,000	2,185,253
Series A, 6.3%, 7/1/2012	1,000,000	1,142,190
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, 5.85%, 7/1/2012 (b)	825,000	889,441

		15,681,687
West Virginia 0.6%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
5.55%, 9/1/2008, Fleet Bank (a)	190,000	194,896
5.7%, 9/1/2009, Fleet Bank (a)	150,000	153,812
Harrison County, WV, Collateralized Mortgage Obligation, Series B, Zero Coupon, 10/20/2010 (b)	1,317,447	923,451
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,263,782

		4,535,941
Wisconsin 2.5%
Oshkosh, WI, Hospital Facility, Mercy Medical Center, Prerefunded, 7.375%, 7/1/2009	50,000	51,146
Shell Lake, WI, Nursing Home Revenue, Terraceview Living, 5.3%, 9/20/2018	995,000	995,796
Whitewater, WI, Waterworks System Mortgage, Prerefunded, 7.5%, 7/1/2016	185,000	187,475
Wisconsin, Health & Educational Facilities, Revenue Authority, 6.0%, 5/15/2016 (b)	1,000,000	1,034,180
Wisconsin, Health & Educational Facilities, Sister Sorrowful Mothers, Series A, 5.3%, 8/15/2009 (b)	890,000	921,524
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project, Series A:
5.75%, 2/1/2012, US Bank Trust NA (a)	340,000	344,505
6.0%, 2/1/2017, US Bank Trust NA (a)	405,000	410,370
Wisconsin, Hospital & Healthcare Revenue, Mercy Health System Corp., 6.25%, 8/15/2007 (b)	1,000,000	1,039,180
Wisconsin, Housing & Economic Development Authority, Housing Revenue, Series C, 5.8%, 11/1/2013 (b)	85,000	85,018
Wisconsin, State General Obligation:
Series C, 5.25%, 5/1/2016 (b)	7,705,000	8,354,917
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,410,880

		17,834,991

Total Municipal Bonds and Notes (Cost $687,455,848)		716,763,724
Municipal Inverse Floating Rate Notes 0.2%
New York
New York, State Thruway Authority, Personal Income Tax Revenue, Series 985, 144A, 34.545%, 3/15/2013, Leverage Factor at purchase date: 8 to 1 (b) (Cost $1,431,875)	500,000	1,303,950

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 688,887,723)	98.9	718,067,674
Other Assets and Liabilities, Net	1.1	7,773,278

Net Assets	100.0	725,840,952

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
American Capital Access (ACA)	1.1
Ambac Financial Group	15.0
College Construction Loan Insurance Association	0.1
Financial Guaranty Insurance Company	11.8
Financial Security Assurance, Inc.	10.8
MBIA Corp.	16.8
RaDain Asset Assurance	1.2

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At February 28, 2006, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

6/30/2006 6/30/2018	6,200,000 †	Fixed — 4.556%	Floating — LIBOR	292,769

Counterparty:

† JPMorgan Chase Bank

LIBOR: Represents the London InterBank Offered Rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006